Federated Hermes International Small-Mid Company Fund
Portfolio of Investments
August 31, 2024 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.9%
		Australia—4.1%
310,000		DEXUS	$ 1,514,342
175,000		Orica Ltd.	2,111,597
160,000		QBE Insurance Group Ltd.	1,709,367
600,000		South32 Ltd.	1,274,668
450,000		Steadfast Group Ltd.	1,979,679
150,000		Technology One Ltd.	2,336,282
		TOTAL	10,925,935
		Belgium—1.0%
5,000	[1]	Argenx SE, ADR	2,586,600
		Brazil—0.5%
240,000		Totvs SA	1,276,236
		Canada—9.4%
200,000		Alamos Gold, Inc.	3,855,600
70,000	[1]	CAE, Inc.	1,252,328
57,000		Cameco Corp.	2,325,849
30,000		CCL Industries, Inc., Class B	1,715,208
29,000		Dollarama, Inc.	2,937,335
45,000		Gildan Activewear, Inc.	2,050,903
175,000		Pason Systems, Inc.	1,858,235
20,000	[1]	The Descartes Systems Group, Inc.	2,016,696
75,000		The North West Company Fund	2,542,203
90,000		TMX Group, Inc.	2,870,998
260,000		Whitecap Resources, Inc.	1,979,446
		TOTAL	25,404,801
		Cayman Islands—0.4%
95,000		Patria Investments Ltd.	1,094,400
		Denmark—0.6%
30,000		Sydbank AS	1,521,178
		Finland—0.5%
135,000		Metso Corp.	1,376,628
		France—3.9%
54,500		Bureau Veritas SA	1,798,741
16,000		Eurazeo SA	1,261,852
13,000		Gaztransport Et Technigaz	1,919,386
12,300		Nexans SA	1,588,785
23,000		Renault SA	1,092,554
13,400	[1]	Soitec	1,666,188
7,000		Vusion Group	1,094,975
		TOTAL	10,422,481
		Germany—7.8%
45,000		CTS Eventim AG	4,221,609
40,000		Fielmann Group AG	1,952,593
25,000		Heidelberg Materials AG	2,645,277
5,000		MTU Aero Engines AG	1,492,145
2,000		Rational AG	2,016,853
65,000		RENK GmbH	1,940,817

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
7,081		Rheinmetall AG	$ 4,229,061
15,000		Siltronic AG	1,228,621
28,000		Stabilus SE	1,226,106
		TOTAL	20,953,082
		Greece—0.6%
350,000		Piraeus Financial Holdings SA	1,512,855
		Hong Kong—0.7%
175,000		ASM Pacific Technology Ltd.	1,972,934
		India—1.6%
125,000		Axis Bank Ltd.	1,755,597
150,000		Varun Beverages Ltd.	2,687,874
		TOTAL	4,443,471
		Ireland—2.3%
220,000		Bank of Ireland Group PLC	2,533,884
37,522	[1]	Moonlake Immunotherapeutics	1,755,654
39,500		Smurfit WestRock PLC	1,862,845
		TOTAL	6,152,383
		Israel—0.7%
11,500	[1]	NICE Ltd., ADR	1,998,010
		Italy—4.4%
25,000		Brunello Cucinelli SpA	2,457,859
150,000		Davide Campari-Milano NV	1,386,440
80,000		Finmeccanica SpA	2,049,180
180,000		Iveco Group NV	1,905,201
35,000		Prysmian SpA	2,461,529
35,000		Sanlorenzo SpA	1,466,387
		TOTAL	11,726,596
		Japan—17.0%
45,000		Aisin Seiki Co.	1,577,898
45,000		Asahi Group Holdings Ltd.	1,676,323
110,000		Asics Corp.	2,189,573
45,000		Azbil Corp.	1,486,557
78,000		Daiei Kankyo Co., Ltd.	1,619,465
100,000		Daifuku Co.	1,938,984
8,500		Disco Corp.	2,517,097
50,000		Harmonic Drive Systems, Inc.	1,204,482
23,500		Horiba Ltd.	1,577,678
90,000		IHI Corp.	3,947,139
2,220		Japan Hotel REIT Investment Corp.	1,138,512
125,000		Kikkoman Corp.	1,413,290
60,000		Kusuri no Aoki Holdings Co., Ltd.	1,370,207
80,000		Nippon Sanso Holdings Corp.	2,752,784
16,500		Nitori Holdings Co., Ltd.	2,449,501
80,000		Pan Pacific International Holdings Corp.	2,042,522
430,000		Resona Holdings, Inc.	3,052,756
92,000		Rohm Co., Ltd.	1,164,285
70,000		Seiko Corp.	1,927,115
38,000		Shimadzu Corp.	1,268,624
80,000		Shoei Co., Ltd.	1,281,013
105,000		Simplex Holdings, Inc.	1,813,467
120,000		Sompo Holdings, Inc.	2,842,670

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
140,000		Topcon Corp.	$ 1,479,517
		TOTAL	45,731,459
		Luxembourg—0.6%
7,500	[1]	Globant SA	1,516,800
		Macau—0.6%
1,150,000		MGM China Holdings Ltd.	1,550,462
		Mexico—1.9%
90,000		Gruma SA, Class B	1,656,392
100,000		Grupo Aeroportuario del Pacifico SA, Class B	1,765,693
543,220		Prologis Property Mexico SA de CV	1,726,399
		TOTAL	5,148,484
		Netherlands—2.1%
26,000		Akzo Nobel NV	1,666,110
2,500		ASM International NV	1,702,756
22,000		Euronext NV	2,350,018
		TOTAL	5,718,884
		New Zealand—0.5%
13,000	[1]	Xero Ltd.	1,264,922
		Norway—1.8%
250,000		Norsk Hydro ASA	1,401,261
197,000		Subsea 7 SA	3,528,336
		TOTAL	4,929,597
		Portugal—1.0%
5,950,000		Banco Comercial Portugues SA, Class R	2,744,906
		Singapore—0.9%
400,000	[1]	Grab Holdings Ltd.	1,288,000
36,000		STMicroelectronics NV	1,155,151
		TOTAL	2,443,151
		South Africa—0.8%
100,000		Clicks Group, Ltd.	2,098,954
		South Korea—0.8%
45,000		Hana Financial Holdings	2,100,505
		Spain—3.6%
600,000		Banco de Sabadell SA	1,290,609
35,000		Cellnex Telecom, SA	1,355,281
105,000		Cia de Distribucion Integral Logista Holdings SA	3,231,567
200,000		Merlin Properties SOCIMI SA	2,456,014
12,000		Vidrala SA	1,309,808
		TOTAL	9,643,279
		Sweden—3.3%
55,000		Boliden AB	1,685,064
17,300		Evolution AB	1,800,742
50,000		Hemnet Group AB	1,841,141
110,000	[1]	Swedish Orphan Biovitrum AB	3,427,915
		TOTAL	8,754,862
		Switzerland—3.1%
44,700		Adecco Group AG	1,518,876
7,840	[1]	ICON PLC	2,524,950
45,000	[1]	On Holding AG	2,114,100
6,900		Tecan AG	2,316,799
		TOTAL	8,474,725

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Thailand—0.5%
800,000		Central Pattana PCL - NVDR	$ 1,406,067
		United Kingdom—16.9%
100,000		Anglo American PLC	2,925,991
35,000		Ashtead Group PLC	2,495,457
400,000		B&M European Value Retail SA	2,344,654
280,800		Barratt Developments PLC	1,882,128
80,000		Britvic PLC	1,343,342
35,000		Cranswick PLC	2,216,248
60,000		Diploma PLC	3,540,385
60,000		Greggs PLC	2,510,995
105,000		IMI PLC	2,539,178
250,000		Melrose Industries PLC	1,596,565
18,000		Next PLC	2,411,088
390,000		Qinetiq PLC	2,476,579
250,000		Rightmove PLC	1,834,520
340,605	[1]	Rolls-Royce Holdings PLC	2,230,116
557,885		Rotork PLC	2,443,643
12,000		SPIRAX GROUP PLC	1,221,089
120,000		TechnipFMC PLC	3,220,800
380,000	[1]	Trainline PLC	1,513,033
180,000		Unite Group PLC	2,272,793
87,000		Weir Group PLC/The	2,308,944
		TOTAL	45,327,548
		TOTAL COMMON STOCKS (IDENTIFIED COST $194,836,061)	252,222,195
		RIGHTS—0.0%
		United Kingdom—0.0%
59,000		AstraZeneca PLC, Rights (IDENTIFIED COST $0)	32,450
		INVESTMENT COMPANY—5.5%
14,955,878		Federated Hermes Government Obligations Fund, Premier Shares, 5.21%[2] (IDENTIFIED COST $14,955,878)	14,955,878
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $209,791,939)	267,210,523
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	1,507,097
		TOTAL NET ASSETS—100%	$268,717,620
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended August 31, 2024, were as follows:
Affiliated issuers no longer in the portfolio at period end
Value as of 11/30/2023	$831,000
Purchases at Cost	$—
Proceeds from Sales	$(2,679,644)
Change in Unrealized Appreciation/Depreciation	$137,790
Net Realized Gain/(Loss)	$1,710,854
Value as of 8/31/2024	$—
Shares Held as of 8/31/2024	—
Dividend Income	$—

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$2,137,636	$14,963,240	$17,100,876
Purchases at Cost	$43,464,064	$34,011,873	$77,475,938
Proceeds from Sales	$(30,645,822)	$(48,972,237)	$(79,618,059)
Change in Unrealized Appreciation/Depreciation	$—	$(9,343)	$(9,343)
Net Realized Gain/(Loss)	$—	$6,467	$6,467
Value as of 8/31/2024	$14,955,878	$—	$14,955,878
Shares Held as of 8/31/2024	14,955,878	—	14,955,878
Dividend Income	$207,599	$201,421	$409,020

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$31,219,360	$221,002,835	$—	$252,222,195
Investment Company	14,955,878	—	—	14,955,878
Rights	—	—	32,450	32,450
TOTAL SECURITIES	$46,175,238	$221,002,835	$32,450	$267,210,523

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust